Deferred tax (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Tax
Schedule of movement on the deferred tax account

The movement on the deferred tax account is as shown below:

	2018	2017	2016
	£'000	£’000	£’000

Liability at 1 January	-	-	6,547
Arising on business combination	-	-	-
Credited to income on impairment and amortisation of intangibles	-	-	(5,509)
Credited to income statement	-	-	(1,740)
Foreign exchange gain	-	-	702

Liability at 31 December	-	-	-

Schedule of unused tax losses carried forward

Unused tax losses carried forward, subject to agreement with local tax authorities, were as follows:

	Gross losses	Potential deferred tax asset
	£’000	£’000

31 December 2018	40,741	6,926
31 December 2017	38,377	6,639
31 December 2016	26,956	5,049

Schedule of deferred tax liability

Details of the deferred tax liability are as follows:

2018	Asset	Liability	Net
	£’000	£’000	£'000
Business Combinations	1,690	(1,690)	-

2017	Asset	Liability	Net
	£’000	£’000	£'000
Business Combinations	2,599	(2,599)	-

2016	Asset	Liability	Net
	£’000	£’000	£'000
Business Combinations	3,668	(3,668)	-